Employee Benefits - Summary of Changes In Present Value of Defined Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	$ 323,456
Benefit obligation, ending balance	361,259	$ 323,456
Fair value of plan assets	(204,527)	(178,594)
Total employee benefit liability	156,732	144,862
Total	156,732	144,862
Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	323,456	364,043
Period cost	22,667	24,528
Benefits paid by employer	(32,916)	(33,067)
Remeasurements of defined benefit liability	49,926	(5,322)
Other current		(342)
Exchange differences	(1,874)	(26,384)
Benefit obligation, ending balance	361,259	323,456
Fair value of plan assets	(204,527)	(178,594)
Total employee benefit liability	156,732	144,862
Current	42,885	35,579
Non-current	113,847	109,283
Total	156,732	144,862
Defined Benefit Plan [member]
Disclosure of defined benefit plans [line items]
Total employee benefit liability	4,701	6,770
Total	4,701	6,770
Defined Benefit Plan [member] | Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	268,486	300,773
Period cost	17,528	18,469
Benefits paid by employer	(27,726)	(29,879)
Remeasurements of defined benefit liability	42,048	850
Exchange differences	(48)	(21,727)
Benefit obligation, ending balance	300,288	268,486
Fair value of plan assets	(204,527)	(178,594)
Total employee benefit liability	95,761	89,892
Current	39,539	32,205
Non-current	56,222	57,687
Total	95,761	89,892
Other Benefits [member]
Disclosure of defined benefit plans [line items]
Total employee benefit liability	5,139	6,059
Total	5,139	6,059
Other Benefits [member] | Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	54,970	63,270
Period cost		6,059
Benefits paid by employer		(3,188)
Remeasurements of defined benefit liability		(6,172)
Other current		(342)
Exchange differences		(4,657)
Benefit obligation, ending balance		54,970
Total employee benefit liability		54,970
Current		3,374
Non-current		51,596
Total		54,970
Other benefits [Member] | Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	54,970
Period cost	5,139
Benefits paid by employer	(5,190)
Remeasurements of defined benefit liability	7,878
Exchange differences	(1,826)
Benefit obligation, ending balance	60,971	$ 54,970
Total employee benefit liability	60,971
Current	3,346
Non-current	57,625
Total	$ 60,971